Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Available For Sale Financial Assets And Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Schedule of financial assets
	2020	2021
	MCh$	MCh$
Debt instruments at fair value through OCI	1,060,523	3,054,809
Equity instruments valued at fair value through OCI	7,630	6,365
Total	1,068,153	3,061,174

Schedule of breakdown of the balance under the heading "Debt instruments at fair value through OCI
	2020	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and the Central Bank of Chile:
Bonds issued by the Chilean Government and the Central Bank of Chile	109	102
Promissory notes issued by the Chilean Government and the Central Bank of Chile	—	—
Other instruments	163,491	2,488,748

Other instruments issued in Chile:
Mortgage bonds from domestic banks	128,763	111,656
Bonds from domestic banks	15,887	2,411
Deposits from domestic banks	685,392	424,419
Bonds from other Chilean companies	34,539	27,473
Other instruments	32,342	—

Instruments issued by foreign institutions:
Other instruments	—	—
Total	1,060,523	3,054,809

Schedule of credit ratings of the issuers of debt instruments
	As of December 31, 2020				As of December 31, 2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	1,027,965	216	—	1,028,181	3,054,795	14	—	3,054,809
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	32,342	—	—	32,342	—	—	—	—
Total	1,060,307	216	—	1,060,523	3,054,795	14	—	3,054,809

Schedule of changes in the corresponding ECLs of debt instrument
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2020	1,357,846	7,736	—	—	—	—	1,357,846	7,736
Net change on Balance *	(306,649)	1,519	(255)	(7)	—	—	(306,904)	1,512
Change in fair value	14,217	—	(6)	—	—	—	14,211	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(477)	(12)	477	12	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	1	—	—	—	1
Impact of net re-measurement of year-end ECL	—	(6,120)	—	—	—	—	—	(6,120)
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(4,630)	(45)	—	—	—	—	(4,630)	(45)
Balance as of December 31, 2020	1,060,307	3,078	216	6	—	—	1,060,523	3,084

Balance as of January 1, 2021	1,060,307	3,078	216	6	—	—	1,060,523	3,084
Net change on Balance *	2,096,637	(4,265)	(276)	(8)	—	—	2,096,361	(4,273)
Change in fair value	(103,047)	—	(60)	—	—	—	(103,107)	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(134)	(4)	134	4	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	5,270	—	(2)	—	—	—	5,268
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	1,032	6	—	—	—	—	1,032	6
Balance as of December 31, 2021	3,054,795	4,085	14	—	—	—	3,054,809	4,085

Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI
	2020	2021
	MCh$	MCh$
Equity instruments issued in Chile	6,869	5,499
Equity instruments issued by foreign institutions	761	866
Total	7,630	6,365

Schedule of unrealised gain and loss on available for sale investments
	2019	2020	2021
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax (1)	15,969	(8,540)	(52,913)
Tax (expense) benefit	(4,328)	2,304	4,171
Net of tax amount (2)	11,641	(6,236)	(48,742)